Share-Based Payments (Tables)	12 Months Ended
Oct. 31, 2019
Statement [Line Items]
Schedule of Bank's Employee Stock Option Plan
Details of the Bank’s Employee Stock Option Plan are as follows
(1)
:

	2019		2018
As at October 31	Number of stock options (000’s)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Outstanding at beginning of year	14,140	$60.02	15,555	$57.42
Granted	1,549	72.28	988	81.81
Exercised as options	(4,111)	52.51	(2,238)	51.37
Exercised as Tandem SARs	(51)	55.19	(19)	41.95
Forfeited	(18)	75.20	(146)	65.93
Expired	–	33.89	–	–
Outstanding at end of year (2)	11,509	$64.35	14,140	$60.02
Exercisable at end of year (2)	7,318	$59.20	10,176	$55.76
Available for grant	6,853		8,334

Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price

	Options Outstanding			Options Exercisable
As at October 31, 2019	Number of stock options (000’s)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Range of exercise prices
$33.89 to $47.75	338	0.11	$47.75	338	$47.75
$49.93 to $55.21	1,086	2.00	$50.51	1,086	$50.51
$55.63 to $60.67	5,218	3.67	$59.70	4,624	$59.57
$63.98 to $81.81	4,867	7.32	$73.57	1,270	$68.32
	11,509	4.95	$64.35	7,318	$59.20

(1)	Excludes SARs.
(2)	Includes options of nil Tandem SARs (2018 – 3,900) and 130,000 options originally issued under HollisWealth plans (2018 – 130,000).

Stock appreciation rights and tandem stock appreciation rights [member]
Statement [Line Items]
Schedule of Weighted-average Assumptions Used to Determine Fair Value of Options Granted

As at October 31	2019	2018
Assumptions
Risk-free interest rate%	1.48% - 1.88%	2.26% - 2.34%
Expected dividend yield	4.50%	4.58%
Expected price volatility	13.00% - 26.10%	13.75% - 28.12%
Expected life of option	0.00 - 4.74 years	0.00 - 4.58 years
Fair value
Weighted-average fair value	$13.49	$13.39

Employee stock options [member]
Statement [Line Items]
Schedule of Weighted-average Assumptions Used to Determine Fair Value of Options Granted

	2019 Grant	2018 Grant
Assumptions
Risk-free interest rate %	2.01%	1.73%
Expected dividend yield	4.49%	3.62%
Expected price volatility	15.64%	15.86%
Expected life of option	6.67 years	6.64 years
Fair value
Weighted-average fair value	$5.01	$7.68